Submission	Nov. 14, 2025
Submission [Line Items]
Central Index Key	0001042776
Registrant Name	Piedmont Realty Trust, Inc.
Registration File Number	333-289089
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A